Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Intangible Assets	There were no indications of impairment of intangible assets for the years ended December 31, 2021 and 2020.

	12/31/2021
	Software development	Total

Cost
At January 1, 2021	23,723	23,723
Purchases	470	470
Foreign exchange variation of intangible assets abroad	597	597

At December 31, 2021	24,790	24,790

Accumulated amortization
At January 1, 2021	(22,282)	(22,282)
Annual amortization	(740)	(740)
Foreign exchange variation of intangible assets abroad	(611)	(611)

At December 31, 2021	(23,633)	(23,633)

At January 1, 2021	1,441	1,441

At December 31, 2021	1,157	1,157

Amortization rate (per year) - %	20%

	12/31/2020
	Software development	Total

Cost
At January 1, 2020	21,908	21,908
Purchases	—	—
Foreign exchange variation of intangible assets abroad	1,815	1,815

At December 31, 2020	23,723	23,723

Accumulated amortization
At January 1, 2020	(19,188)	(19,188)
Annual amortization	(1,286)	(1,286)
Foreign exchange variation of intangible assets abroad	(1,808)	(1,808)

At December 31, 2020	(22,282)	(22,282)

At January 1, 2020	2,720	2,720

At December 31, 2020	1,441	1,441

Amortization rate (per year) - %	20%